Earnings Per Share	12 Months Ended
Dec. 31, 2019
EARNINGS PER SHARE
Earnings Per Share

NOTE 13 - EARNINGS PER SHARE

The following table sets forth the computations of basic and diluted earnings per share:

	Years Ended December 31,
	2019	2018
	(In Thousands, Except Per Share Data)

Numerator, net income	$14,215	$13,651

Denominator:
Weighted average shares outstanding	6,295	6,263
Less: Weighted average unvested restricted shares	(35)	(31)
Denominator: Basic earnings per share	6,260	6,232

Weighted average shares outstanding, basic	6,260	6,232
Add: Dilutive effect of stock options and restricted stock	72	58
Denominator: Diluted earnings per share	6,332	6,290

Basic earnings per common share	$2.27	$2.19

Diluted earnings per common share	$2.25	$2.17

Stock options which had no intrinsic value because their effect would be anti-dilutive, and therefore would not be included in the diluted EPS calculation, were zero for both years ended December 31, 2019 and 2018, based on the closing price of the Company’s common stock which was $38.90 and $33.00 as of December 31, 2019 and 2018, respectively.  All share and per share information has been restated to reflect the 50% stock dividend declared in 2017.